UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                ---------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

       /s/ Mark D. Lerner         Baltimore, Maryland          02/14/03
----------------------------     -------------------------    --------
          [Signature]             [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    36
                                           ------------------------------

Form 13F Information Table Value Total:    $313,952
                                           ------------------------------
                                                    (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securties Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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

                                                      FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

AOL Time Warner         Common     00184A105    1,310     100,000    SH             SOLE                  SOLE

AOL Time Warner         Common     00184A105    1,310     100,000    SH    CALL     SOLE                                       NONE

Aether Systems, Inc.    Common     00808V105    2,208     587,300    SH             SOLE                  SOLE

Amgen                   Common     031162100   25,037     517,940    SH             SOLE                  SOLE

Bristol Meyers Squibb   Common     110122108   17,594     760,000    SH             SOLE                  SOLE

Brooks-Pri
Automation Inc.         Common     11442E102      261      22,800    SH             SOLE                  SOLE

Bway Corp.              Common     056039100    2,136     108,000    SH             SOLE                  SOLE

Caremark RX, Inc.       Common     141705103   73,513   4,523,900    SH             SOLE                  SOLE

Chiquita Brands
Int'l, Inc.             Common     170032809   12,858     969,664    SH             SOLE                  SOLE

Ciena Corporation       Common     171779101      309      60,200    SH             SOLE                  SOLE

CVS Corp.               Common     126650100    1,998      80,000    SH             SOLE                  SOLE

Dime Bancorp
Litigation Warrants     Common     25429Q110      194   1,615,000    SH             SOLE                  SOLE

Disney (Walt) Holdings  Common     254687106    3,864     236,900    SH             SOLE                  SOLE

Fording, Inc.           Common     345426100      830      39,700    SH             SOLE                  SOLE

Gemstar-TV Guide
International           Common     36866W106       81      25,000    SH             SOLE                  SOLE

General Motors CL H     Common     370442832    2,612     244,100    SH             SOLE                  SOLE




                                                      FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Hewlett Packard Co.     Common     428236103    1,121      64,600    SH             SOLE                  SOLE

Kroll Inc.              Common     501049100    1,368      71,700    SH             SOLE                  SOLE

Liberty Media Ser A     Common     530718105    7,047     788,216    SH             SOLE                  SOLE

Lucent Technologies     Common     549463107      286     227,100    SH             SOLE                  SOLE

Meadwestvaco Corp       Common     583334107    1,035      41,891    SH             SOLE                  SOLE

Medimmune, Inc.         Common     584699102    1,003      36,973    SH             SOLE                  SOLE

Millennium
Pharmaceuticals         Common     599902103      362      45,567    SH             SOLE                  SOLE

Mohawk Industries Inc.  Common     608190104      558       9,800    SH             SOLE                  SOLE

Nasdaq 100 Trust        Common     631100104    1,097      45,000    SH             SOLE                  SOLE

NCS Healthcare          Common     628874109    4,724     878,000    SH             SOLE                  SOLE

Nextwave Telecom        Common     65332M103    2,027     881,100    SH             SOLE                  SOLE

Northrop Grumman        Common     666807102   92,090     949,385    SH             SOLE                  SOLE

Sealed Air Corp.        Common     81211K100    1,865      50,000    SH             SOLE                  SOLE

Synopsys Inc.           Common     871607107    5,173     112,100    SH             SOLE                  SOLE

Valero Energy
Corporation             Common     91913Y100    1,924      52,090    SH             SOLE                  SOLE

Ticketmaster Online     Common     88633P203    2,020      95,200    SH             SOLE                  SOLE

                                                      FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Tyco International      Common     902124106   37,720   2,208,427    SH             SOLE                  SOLE

US Industries           Common     912080108      169      64,100    SH             SOLE                  SOLE

Unocal Corp             Common     915289102    3,174     103,800    SH             SOLE                  SOLE

Wyeth                   Common     983024100    3,074      82,200    SH             SOLE                  SOLE